INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles
The following is a summary of our intangibles as of December 31, 2015 and 2014:
	December 31,
	2015	2014
	(in thousands)
Assets:
Goodwill	$645,683	$—

Above market lease intangibles	$21,901	14,576
In-place lease intangibles	386	—
Accumulated amortization	(14,162)	(12,166)
Net intangible assets	$8,125	$2,410

Liabilities:
Below market lease intangibles	$165,331	$59,785
Accumulated amortization	(55,131)	(39,352)
Net intangible liabilities	$110,200	$20,433

Schedule of reconciliation of goodwill
The following is a reconciliation of our goodwill as of December 31 2015:
(in thousands)
Balance as of December 31, 2014	$—
Balance as of March 31, 2015	—
Add: Aviv Merger	526,807
Add: acquisition of Care Homes	15,701
Add: foreign currency translation	585
Balance as of June 30, 2015	543,093
Add: additional valuation adjustments related to preliminary valuations (see Note 3 – Aviv Merger)	12,261
Less: foreign currency translation	(605)
Balance as of September 30, 2015	554,749
Add: additional valuation adjustments related to preliminary valuations (see Note 3 – Aviv Merger)	91,336
Add: additional valuation adjustments related to preliminary valuations (see Note 3 – Care Homes acquisition)	5
Less: foreign currency translation	(407)
Balance as of December 31, 2015	$645,683